Short Term Borrowings and Long Term Debt (Tables)	12 Months Ended
Aug. 31, 2012
Short Term Borrowings and Long Term Debt [Abstract]
Short-Term Borrowings and Long-Term Debt
Short-term borrowings and long-term debt consists of the following at August 31 (in millions):

	2012	2011
Short-Term Borrowings -
Current maturities of loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2013 to 2035	$9	$8
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	1,305	-
Other	5	5
Total short-term borrowings	$1,319	$13

Long-Term Debt -
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	$-	$1,339
5.250% unsecured notes due 2019 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	1,030	1,011
Bridge Facility (see Note 16)	3,000	-
Loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2013 to 2035	52	54
	4,082	2,404
Less current maturities	(9)	(8)
Total long-term debt	$4,073	$2,396